Financial income - Schedule of Financial Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Income [Abstract]
Financial investments measured at fair value through profit or loss	R$ 100,107	R$ 206,369	R$ 174,976
Financial assets measured at fair value through other comprehensive income	1,231,825	677,872	776,546
Financial assets measured at amortized cost	7,054,688	3,161,855	1,447,188
Total	R$ 8,386,620	R$ 4,046,096	R$ 2,398,710